Basis of preparation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Basis of Preparation [Abstract]
Basis of Preparation
2. Basis of preparation
Statement of compliance with IFRS
These Semi-Annual Condensed Consolidated Financial Statements have been prepared in compliance with IAS 34 — Interim Financial Reporting (“IAS 34”). The Semi-Annual Condensed Consolidated Financial Statements should be read in conjunction with the Group’s consolidated financial statements at December 31, 2021 and December 31, 2020 and for each of the three years in the period ended December 31, 2021 (the “Annual Consolidated Financial Statements”), which have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) as well as IFRS as adopted by the European Union. The accounting policies adopted are consistent with those applied in the Annual Consolidated Financial Statements, except as described in the section “New Standards and Amendments issued by the IASB and applicable from January 1, 2022”.
These Semi-Annual Condensed Consolidated Financial Statements were approved and authorized for issue by the Board of Directors of Ermenegildo Zegna N.V. on August 25, 2022.
These Semi-Annual Condensed Consolidated Financial Statements include the semi-annual condensed consolidated statement of profit and loss, semi-annual condensed consolidated statement of comprehensive income, semi-annual condensed consolidated statement of financial position, semi-annual condensed consolidated cash flow statement, semi-annual condensed consolidated statement of changes in equity and the accompanying condensed notes.
The Semi-Annual Condensed Consolidated Financial Statements are presented in Euro, which is the functional and presentation currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Semi-Annual Condensed Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value, and assets held for sale, which are measured at the lower of carrying amount and fair value less costs to sell in accordance with IFRS 5 — Non-current assets held for sale and discontinued operations (“IFRS 5”).
The preparation of the Semi-Annual Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of these Semi-Annual Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. Reference should be made to the section “Use of estimates” in the Annual Consolidated Financial Statements for a detailed description of the more significant valuation procedures used by the Group in preparing its consolidated financial statements. Moreover, in accordance with IAS 34, certain valuation procedures, in particular those of a more complex nature regarding matters such as any impairment of non-current assets, are only carried out in full during the preparation of the annual consolidated financial statements, other than in the event that there are indications of impairment, in which case an immediate assessment is performed. Similarly, the actuarial valuations that are required for the determination of employee benefit provisions are also usually carried out during the preparation of the annual consolidated financial statements, except in the event of significant market fluctuations, or significant plan amendments, curtailments or settlements.
Other information
The table below shows the exchange rates compared to the Euro of the main foreign currencies used by the Group.

	Average for the six months ended June 30, 2022	At June 30, 2022	At December 31, 2021	Average for the six months ended June 30, 2021	At June 30, 2021
U.S. Dollar	1.093	1.039	1.133	1.205	1.188
Swiss Franc	1.032	0.996	1.033	1.095	1.098
Chinese Renminbi	7.081	6.962	7.195	7.795	7.674
Pound Sterling	0.842	0.858	0.840	0.868	0.858
Hong Kong Dollar	8.556	8.149	8.833	9.353	9.229
Singapore Dollar	1.492	1.448	1.528	1.606	1.598
United Arab Emirates Dirham	4.015	3.815	4.160	4.426	4.364
Japanese Yen	134.323	141.54	130.380	129.870	131.430
Basis of preparation
Statement of compliance with IFRS
These consolidated financial statements of Ermenegildo Zegna N.V. have been prepared in compliance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), as well as IFRS as adopted by the European Union. There is no effect on these consolidated financial statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union.
These consolidated financial statements were approved and authorized for issuance by the Board of Directors of Ermenegildo Zegna N.V. on April 6, 2022.
Contents and structure of the Consolidated Financial Statements
The consolidated financial statements include the consolidated statement of profit and loss, the consolidated statement of comprehensive income, the consolidated statement of financial position, the consolidated cash flow statement, the consolidated statement of changes in equity and the accompanying notes (collectively referred to as the “Consolidated Financial Statements”).
The financial reporting formats presented by the Group have the following characteristics:
•the consolidated statement of profit and loss is presented by nature, in line with internal reporting processes and business operations;
•the consolidated statement of comprehensive income is presented as a separate statement and, in addition to presenting the components of profit and loss recognized directly in the consolidated statement of profit and loss during the period, presents the components of profit and loss not recognized in profit or loss as required or permitted by IFRS;
•the consolidated statement of financial position presents assets and liabilities by current and non-current items. Current items are those expected to be realized within 12 months from the reporting date or to be sold or consumed in the normal operating cycle of the Group;
•the consolidated cash flow statement has been prepared using the “indirect method”, as permitted by IAS 7 — Statement of Cash Flows (“IAS 7”), and presents cash flows by operating, investing and financing activities;
•the consolidated statement of changes in equity presents the movements in shareholder’s equity.
The Consolidated Financial Statements are presented in Euro, which is the functional currency of the Company, and amounts are stated in thousands of Euros, unless otherwise indicated.
The Consolidated Financial Statements have been prepared on a going concern basis and applying the historical cost method, modified as required for certain financial assets and liabilities (including derivative instruments), which are measured at fair value, and assets held for sale, which are measured at fair value less costs to sell.